Schedule of Stock-based Compensation Expenses (Details) - Shares Issued For Services [Member] - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Expense - shares issued for services	$ 125,837	$ 26,219
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Expense - shares issued for services	29,031	14,219
Selling and Marketing Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Expense - shares issued for services	48,628	12,000
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Expense - shares issued for services	$ 48,178